ACCOUNTS RECEIVABLE AND OTHER - Schedule of Current and Non-Current Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 16,098	$ 14,187
Non-current	5,662	4,741
Accounts receivable and other	$ 21,760	$ 18,928